DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
TD 401(k) Retirement Plan
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN

1. DESCRIPTION OF THE PLAN

The TD 401(k) Retirement Plan (the “Plan”) is a defined contribution plan sponsored by TD Bank U.S. Holding Company (the “Company”), an indirect wholly-owned subsidiary of The Toronto-Dominion Bank. The following provides only general information about the Plan. Participants should refer to the Plan document for a more complete description of the Plan’s provisions. Capitalized terms used herein but not defined shall have the meaning attributed to them in the Plan document.

General

The Plan is a defined contribution plan subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The Plan was amended effective January 1, 2024 to reflect the effect of the acquisition of Cowen Inc (“Cowen”). The acquisition of Cowen Inc. by The Toronto-Dominion Bank was completed March 1, 2023. The Cowen 401(k) Plan merged into the TD 401(k) Retirement Plan on January 1, 2024. The total assets transitioned were $316 million and Cowen employees were eligible to participate in the Plan upon merger date. The Plan was amended in 2025 retroactively to reflect certain changes under the Coronavirus Aid, Relief, and Economic Security Act of 2020 (i.e., the CARES Act). The Plan was restated generally effective January 1, 2025 to reflect certain legislative changes under the Setting Every Community Up for Retirement Enhancement Act of 2019 (i.e., SECURE Act) and the Setting Every Community Up for Retirement Enhancement 2.0 Act of 2022 (i.e., SECURE 2.0 Act), and other clarifying changes as identified in the “Contributions” section of this disclosure.

Plan Administration

The Plan is administered by the U.S. Retirement Committee (the “Plan Administrator”) as delegated by the Human Resources Committee of The Toronto-Dominion Bank Board of Directors. The Plan Administrator has delegated the record-keeping, trustee and custodial responsibilities of the Plan to T. Rowe Price (the “Trustee”).

Contributions

Participants may contribute to the Plan up to 50% of their eligible compensation on a pre-tax basis, a Roth after-tax basis, or a combination of both. Eligible compensation considered for this purpose meets the standards defined by the Internal Revenue Code (the “Code”) for safe harbor plans and includes, but is not limited to, regular earnings, overtime pay, commissions, bonuses, and incentives. Participants may also roll over their account balances from a prior employer’s eligible employer plan (e.g., a 401(k) plan, profit sharing plan, or 403(b) tax sheltered annuity) or from a traditional individual retirement account or annuity.

Participants are eligible for employer matching contributions on the first of the month following (or coincident with) completion of twelve months of service with the Company or an affiliate. The employer match was designed to meet the standards for safe harbor treatment as defined by the Code. The Plan matches for the Plan Year at the rate of one dollar ($1.00) for each one dollar ($1.00) of Salary Deferrals made on behalf of the Participant up to the first three percent (3%) of his or her Earnings while a Participant; plus fifty cents ($0.50) for each one dollar ($1.00) of Salary Deferrals made on his or her behalf in excess of the first three percent (3%) and not exceeding the first six percent (6%) of such Earnings while a Participant. Matching contributions for the years ended December 31, 2025 and 2024 totaled $120.3 million and $111.9 million, respectively. Participants’ contributions are subject to Code annual deferral limitation, which was $23,500 for 2025 and $23,000 for 2024. Catch-up contributions (within the meaning of Section 414(v) of the Code), in addition to contributions up to the annual deferral limitation, can also be made by participants who reach age 50 during the Plan year. Participants are only permitted to make catch-up contributions after they have already contributed the annual deferral limitation amount for the year. The regular catch-up contribution limit was $7,500 for the years ended December 31, 2025 and 2024, respectively. Beginning in 2025, as permitted under the SECURE 2.0 Act, participants between the ages of 60 and 63 are permitted to make “super” catch-up contributions. The super catch-up contribution limit was $11,250 for the year ended December 31, 2025.

1. DESCRIPTION OF THE PLAN (CONTINUED)

The Plan also includes an employer core contribution for all eligible employees. To be eligible for a core contribution, an employee must first complete a year of service with the Company or an affiliate and be at least 21 years of age. Once this requirement is met, a participant is eligible for an allocation for the Plan year if they are employed on the first and last day of the year and work at least 1,000 hours during the year. The core contribution is determined based on the sum of a participant’s age and years of service (both calculated in whole years on the first day of each year) in accordance with the following schedule:

Core Contribution
(Percentage of
Eligible
Years of Age +Years of Service	Compensation)
Less than 35	2.0%
35 – 44	2.5%
45 – 54	3.0%
55 – 64	4.0%
65 – 69	5.0%
70 or more	6.0%

The core contributions for 2025 and 2024 were $90.1 million and $86.1 million, respectively. The core contributions were paid to the Plan in February 2026 and 2025, respectively.

Participant Accounts

Each participant’s account reflects the participant’s contributions, rollover, and Company contributions as well as earnings or losses on those contributions. Participant accounts are reduced by withdrawals and any applicable direct expenses.

Vesting

Participant contributions, any safe harbor employer matching contributions, and any earnings thereon are immediately vested.

Participants whose employment is terminated for any reason other than death or becoming disabled prior to reaching Normal Retirement Age, as defined by the Plan, shall have a non-forfeitable interest in the value of their core contributions, and any earnings thereon, in accordance with the following schedule:

Vested
Years of Vesting Service (as defined by the Plan)	Percentage
Less than three years	0%
Three or more years	100%

Notwithstanding the foregoing, any prior Plan balances from merged plans shall continue to vest in accordance with their respective vesting schedules.

1. DESCRIPTION OF THE PLAN (CONTINUED)

Notes Receivable from Participants

Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be a distribution, the participant loan balance is reduced, and a benefit payment is recorded. No losses on participant loans have been recorded as of December 31, 2025 or 2024.

Participants may borrow from their accounts, excluding balances related to core contributions. The minimum amount that a participant may borrow is $1,000 and the maximum is equal to the lesser of $50,000 or 50% of the account balance. Loans must be paid over a period of up to five years (up to 15 years for the purchase of a principal residence). The loans are secured by the balance in the participant’s account and bear interest at a fixed rate established by the Plan Administrator based on the Prime Rate as reported in The Wall Street Journal on the date that the loan application is processed. Interest rates range from 3.25% to 9.5% on loans outstanding at December 31, 2025 and 2024. Principal and interest are paid through payroll deductions.

Benefits

Participants may elect, at any time, to withdraw all or a portion of their account related to a rollover contribution, including earnings on those contributions. After attaining age 59½, participants may withdraw all or part of their total account balance. In the event of a qualifying hardship, participants may withdraw their participant contributions, rollover contributions, certain balances from prior plans (as further defined in the Plan document), and related earnings.

Upon termination of employment, participants can elect to take a lump sum distribution or leave their account balance in the Plan. If the participant’s vested account balance is less than $1,000, the participant is automatically paid a single lump sum equal to the value of his or her vested account. In the event of death, the balance in the participant’s account is paid to the designated beneficiary as provided by the Plan.

Participant Investment Options

Each participant has the option of allocating employee and employer contributions into various investment options offered by the Plan. Investment options include mutual funds, common collective trust funds, and common shares of The Toronto-Dominion Bank. A participant’s investment direction with respect to future contributions and the reinvestment of all or a portion of their account is subject to a 20 percent limitation on investments in common shares of The Toronto-Dominion Bank.

Forfeitures

Amounts in which the participant does not have a vested interest shall be forfeited by the participant after five consecutive one-year breaks in service, as defined by the Plan document. At December 31, 2025 and 2024, forfeited non-vested accounts from terminated employees totaled $1,568,025 and $1,017,079, respectively, and were maintained in a separate account and are available to offset future employer contributions. For the years ended December 31, 2025 and 2024, employer contributions were reduced by $1,826,255 and $1,002,070, respectively, from forfeited accounts and are included in Other adjustments on the Statements of Changes in Net Assets Available for Benefits.

1. DESCRIPTION OF THE PLAN (CONTINUED)

Voting Rights

Each participant is entitled to exercise voting rights attributable to The Toronto-Dominion Bank common shares allocated to his or her account and is notified by the transfer agent prior to the time that such rights are to be exercised. The Trustee is permitted to vote in the best interest of Plan participants’ shares for which instructions have not been given by a participant.